Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

As at September 30, 2022, the Company owed an aggregate of $123,266 (December 31, 2021 - $1,132,634) to related parties of the Company. The majority of the balance was owed to Mr. Frank Maresca, a related party and shareholder of the Company, and comprised of the following:

●	The Company received consulting services from Mr. Maresca and pursuant to the agreement incurred $240,000 in professional expenses in the nine months ended September 30, 2022 (September 30, 2021 - $300,000). At September 30, 2022, the Company owes a total of $121,316 for consulting services provided and service-related expenses incurred by Mr. Maresca during the period ended September 30, 2022.

In the nine months ended September 30, 2022, the Company incurred and settled additional $133,797 in professional services rendered by related parties of the Company and settled $149,178 various expenses incurred by these parties in relation to their services rendered to the Company.

Additionally, as part of the Somah acquisition in 2020, the Company recorded a prepaid royalty to the shareholders of Somahlution. The primary beneficial owner is Dr. Vithal Dhaduk, currently a director, and significant shareholder of the Company. As at September 30, 2022, the Company had $339,091 in prepaid royalties (December 31, 2021 - $339,091) which had been classified as non-current in the condensed consolidated balance sheets.

8. Related Party Transactions

As at December 31, 2021, the Company owed an aggregate of $1,132,634 (2020 - $Nil) to related parties of the Company, comprised of the following:

i.	During the year ended December 31, 2021, the Company entered into a promissory note agreement with Brad Richmond, a related party and former acting Vice President of Finance, for the total proceeds of $168,907 (2020 - $Nil). The note bears no interest, unsecured, and has no terms of repayment. Mr. Richmond also incurred an aggregate $368,500 in administrative and general expenses on behalf of the Company, which were reimbursed to Mr. Richmond in full, in the year ended December 31, 2021. As of December 31, 2021, the Company owes $168,907 to Mr. Richmond (2020 - $Nil).

ii.	During the year ended December 31, 2021, the Company entered into a promissory note agreement with Frank Maresca, a related party and shareholder of the Company, for the total proceeds of $95,000 (2020 - $Nil). The note bears no interest, unsecured, and has no terms of repayment. The Company also received consulting services from Mr. Maresca, and pursuant to the agreement incurred $360,000 in professional expenses for the year ended December 31, 2021 (2020 - $180,000). Mr. Maresca also incurred $198,841 in administrative and general expenses on behalf of the Company. As at December 31, 2021, the Company owes Mr. Maresca a total of $871,371 for the promissory note, consulting services and expenses reimbursement (December 31, 2020 - $Nil).

iii.	The Company received consulting services from other shareholders, consultants, and related parties of the Company, and pursuant to the various agreements incurred an aggregate $50,400 in professional expenses for the year ended December 31, 2021 (2020 - $Nil). These related parties also incurred $41,956 in administrative and general expenses on behalf of the Company. As at December 31, 2021, the full amount of $92,356 was outstanding and payable to the related parties.

Additionally, as part of the Somah transaction in 2020 (Note 2), the Company recorded a prepaid royalty to the shareholders of Somahlution. The primary beneficial owner is Dr. Vithal Dhaduk, a director and significant shareholder of the Company. As at December 31, 2021, the company had $339,091 in prepaid royalties (2020 - $344,321) which had been classified as non-current in the consolidation balance sheets.